Net Loss Per Share Of Common Stock, Basic And Diluted - Anti-dilutive Securities (Details) - shares	1 Months Ended	6 Months Ended
	Aug. 14, 2017	Jun. 30, 2017	Jun. 30, 2016
Subsequent Event | Common Stock
Anti-dilutive securities
Conversion of preferred stock, shares issued	11,940,000
Stock options
Anti-dilutive securities
Securities excluded from the computation of diluted weighted shares outstanding		2,198,630	1,450,952
Warrants on common stock
Anti-dilutive securities
Securities excluded from the computation of diluted weighted shares outstanding		19,001,143	7,400,934
Underwriters' unit purchase option
Anti-dilutive securities
Securities excluded from the computation of diluted weighted shares outstanding		40,000	40,000
Convertible preferred shares
Anti-dilutive securities
Securities excluded from the computation of diluted weighted shares outstanding		11,940,000	0